Net fee and commission income	6 Months Ended
Jun. 30, 2021
Net fee and commission income [abstract]
Net fee and commission income
13

Net fee and commission income
Fee and commission income
1 January to 30 June
in EUR million
2021 2020
Funds transfer 727 686
Securities business 487 439
Insurance broking 117 101
Asset management fees 146 115
Brokerage and advisory fees 374 321
Other 588 644
2,439 2,307
Other fee and commission income mainly consists of commission fees in respect of bank guarantees of EUR
90
million (first six months of 2020: EUR 98

million), in respect of underwriting syndication loans of

EUR
11

million
(first six months of 2020: EUR 10

million), in respect of structured finance fees of EUR
37

million (first six months
of 2020: EUR 42

million), and in respect of collective instruments distributed but not managed by ING of EUR
92
million (first six months of 2020: EUR 112

million).
Fee and commission expenses
1 January to 30 June
in EUR million
2021 2020
Funds transfer 259 301
Securities business 84 80
Insurance broking 1 0
Asset management fees 5 3
Brokerage and advisory fees 185 157
Other 195 260
729 801
Reference is made to Note 17 ‘Segments’ which includes net fee and commission income, as reported to the
Executive Board and the Management Board Banking, disaggregated by line of business and by geographical
segment.